FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2014
FIXED ASSETS, NET [Abstract]
FIXED ASSETS, NET

NOTE 4    -  FIXED ASSETS, NET

	As of December 31,
	2 0 1 4	2 0 1 3
Cost:
Electronic equipment	$21,716	$18,193
Office furniture and equipment	1,159	1,126
Leasehold improvements	4,555	3,547
	27,430	22,866
Accumulated depreciation and amortization:
Electronic equipment	13,244	10,424
Office furniture and equipment	882	829
Leasehold improvements	1,854	1,231
	15,980	12,484

Net book value	$11,450	$10,382